                           AIM DEVELOPING MARKETS FUND
                             AIM GLOBAL ENERGY FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND
                                 AIM LIBRA FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated March 3, 2003 as supplemented May 2, 2003 and June 12, 2003

The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statement of Additional Information:

                  "Risks of Developing Countries. AIM Developing Markets Fund may invest all of its total assets in securities of companies located in developing countries. AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund and AIM Global Science and Technology Fund may each invest up to 20%, and AIM Libra Fund may invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
INTERESTED PERSONS

Robert H. Graham(1)      1998      Director and Chairman, A I M Management         None
-- 1946                            Group Inc. (financial services holding
Trustee, Chairman                  company); Director and Vice Chairman,
and President                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                   AIM Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors,
                                   Inc. (registered broker dealer), AIM
                                   Investment Services, Inc., (registered
                                   transfer agent), and Fund Management Company
                                   (registered broker dealer); and Chief
                                   Executive Officer, AMVESCAP PLC - Managed
                                   Products

Mark H. Williamson(2)    2003      Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Trustee and                        (financial services holding company);
Executive Vice                     Director, Chairman and President, A I M
President                          Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief Executive Officer,
                                   AMVESCAP PLC - AIM Division (parent of AIM
                                   and a global investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
INDEPENDENT TRUSTEES
Bob R. Baker -- 1936     2003      Consultant                                       None
Trustee
                                   Formerly: President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation

Frank S. Bayley --      1987       Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Trustee                                                                            investment
                                                                                   company)

James T. Bunch --       2003       Co-President and Founder, Green, Manning &      None
1942                               Bunch Ltd., (investment banking firm); and
Trustee                            Director, Policy Studies, Inc. and Van Gilder
                                   Insurance Corporation

                                   Formerly: General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     2001      Chairman, Crockett Technology Associates        ACE Limited
1944                               (technology consulting company)                 (insurance
Trustee                                                                            company); and
                                                                                   Captaris, Inc.
                                                                                   (unified messaging
                                                                                   provider)

Albert R. Dowden --      2001      Director of a number of public and private      Cortland Trust, Inc.
1941                               business corporations, including the Boss       (Chairman)
Trustee                            Group, Ltd. (private investment and             (registered
                                   management) and Magellan Insurance Company      investment

                                   Formerly:  Director, President and Chief        company); Annuity
                                   Executive Officer, Volvo Group North America,   and Life Re
                                   Inc.; Senior Vice President, AB Volvo; and      (Holdings), Ltd.
                                   director of various affiliated Volvo            (insurance
                                   companies                                       company)

Edward K. Dunn, Jr.      2001      Formerly: Chairman, Mercantile Mortgage         None
-- 1935                            Corp.; President and Chief Operating
Trustee                            Officer, Mercantile-Safe Deposit & Trust
                                   Co.; and President, Mercantile Bankshares
                                   Corp.

Jack M. Fields --        2001      Chief Executive Officer, Twenty First Century   Administaff
1952                               Group, Inc. (government affairs company) and
Trustee                            Texana Timber LP

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
Carl Frischling --       2001      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Trustee                                                                            investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Trustee                                                                            Wheelabrator
                                   Formerly: Associate Justice of the              Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.

Prema Mathai-Davis       2001      Formerly: Chief Executive Officer, YWCA of      None
-- 1950                            the USA
Trustee

Lewis F. Pennock --      2001      Partner, law firm of Pennock & Cooper           None
1942
Trustee

Ruth H. Quigley --       1987      Retired                                         None
1935
Trustee

Louis S. Sklar --        2001      Executive Vice President, Development and       None
1939                               Operations, Hines Interests Limited
Trustee                            Partnership (real estate development company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Trustee                                                                            company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.